Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Summary of gross and net written and earned premiums, underwriting results, ratios and reserves for each of Company's business segments
The following tables provide a summary of gross and net written and earned premiums, underwriting income or loss, ratios and reserves for each of the Company’s business segments for the twelve months ended December 31, 2025, 2024 and 2023:

	Twelve Months Ended December 31, 2025
	Insurance	Reinsurance	Total

	($ in millions)
Underwriting Revenues
Gross written premiums	$2,768.1	$1,905.1	$4,673.2
Net written premiums	1,604.9	1,231.1	2,836.0
Gross earned premiums	2,752.2	1,850.0	4,602.2
Net earned premiums	1,623.8	1,208.1	2,831.9
Underwriting Expenses
Losses and loss adjustment expenses	(864.4)	(682.3)	(1,546.7)
Acquisition costs	(243.4)	(179.0)	(422.4)
General and administrative expenses	(303.3)	(188.7)	(492.0)
Underwriting income	212.7	158.1	370.8
Corporate and other expenses			(102.6)
Non-operating expenses (1)			(76.8)
Net investment income			326.3
Realized and unrealized investment gains			61.4
Realized and unrealized investment losses			(72.3)
Change in fair value of derivatives			47.5
Interest expense			(31.7)
Net realized and unrealized foreign exchange losses			(78.5)
Income before income taxes			444.1
Income tax expense			(103.9)
Net income			$340.2

Net reserve for losses and loss adjustment expenses	$2,509.0	$1,934.1	$4,443.1
Ratios
Loss ratio	53.2%	56.5%	54.6%
Acquisition cost ratio	15.0	14.8	14.9
General and administrative expense ratio	18.7	15.6	17.4
Expense ratio	33.7	30.4	32.3
Combined ratio	86.9%	86.9%	86.9%
 _______________
(1)    Non-operating expenses for the twelve months ended December 31, 2025 includes expenses in relation to replacement awards granted on the successful completion of the IPO, certain consulting fees, non-recurring transformation activities, and other non-recurring costs.

	Twelve Months Ended December 31, 2024
	Insurance	Reinsurance	Total

	($ in millions)
Underwriting Revenues
Gross written premiums	$2,723.5	$1,885.8	$4,609.3
Net written premiums	1,666.9	1,275.7	2,942.6
Gross earned premiums	2,565.7	1,822.1	4,387.8
Net earned premiums	1,584.0	1,305.7	2,889.7
Underwriting Expenses
Losses and loss adjustment expenses	(976.5)	(741.3)	(1,717.8)
Acquisition costs	(193.2)	(227.0)	(420.2)
General and administrative expenses	(264.2)	(141.7)	(405.9)
Underwriting income	150.1	195.7	345.8
Corporate and other expenses			(97.3)
Non-operating expenses (1)			(29.9)
Net investment income			318.0
Realized and unrealized investment gains			52.6
Realized and unrealized investment losses			(102.1)
Change in fair value of derivatives			(21.1)
Interest expense			(62.1)
Net realized and unrealized foreign exchange gains			60.2
Income before income taxes			464.1
Income tax benefit			22.0
Net income			$486.1

Net reserve for losses and loss adjustment expenses	$2,259.1	$1,691.5	$3,950.6
Ratios
Loss ratio	61.6%	56.8%	59.4%
Acquisition cost ratio	12.2	17.4	14.5
General and administrative expense ratio	16.7	10.9	14.0
Expense ratio	28.9	28.3	28.5
Combined ratio	90.5%	85.1%	87.9%
 ________________
(1)    Non-operating expenses for the twelve months ended December 31, 2024 includes expenses in relation to consulting fees, non-recurring transformation program costs, and other non-recurring costs.

	Twelve Months Ended December 31, 2023
	Insurance	Reinsurance	Total

	($ in millions)
Underwriting Revenues
Gross written premiums	$2,446.6	$1,521.0	$3,967.6
Net written premiums	1,483.9	1,098.0	2,581.9
Gross earned premiums	2,444.8	1,562.0	4,006.8
Net earned premiums	1,460.0	1,154.5	2,614.5
Underwriting Expenses
Losses and loss adjustment expenses	(941.9)	(611.1)	(1,553.0)
Acquisition costs	(171.6)	(208.6)	(380.2)
General and administrative expenses	(233.9)	(120.6)	(354.5)
Underwriting income	112.6	214.2	326.8
Corporate and other expenses			(114.0)
Non-operating expenses (1)			(35.1)
Net investment income			275.7
Realized and unrealized investment gains			75.9
Realized and unrealized investment losses			(61.4)
Change in fair value of derivatives			26.1
Interest expense			(55.2)
Net realized and unrealized foreign exchange (losses)			(36.2)
Income before income taxes			402.6
Income tax benefit			132.1
Net income			534.7

Net reserve for losses and loss adjustment expenses	$1,859.7	$1,373.1	$3,232.8
Ratios
Loss ratio	64.5%	52.9%	59.4%
Acquisition cost ratio	11.8	18.1	14.5
General and administrative expense ratio	16.0	10.4	13.6
Expense ratio	27.8	28.5	28.1
Combined ratio	92.3%	81.4%	87.5%
_______________
(1)    Non-operating expenses for the twelve months ended December 31, 2023 includes expenses in relation to consulting fees, non-recurring transformation activities, and other non-recurring costs.

Schedule of gross written premiums based on geographical areas
Geographical Areas. The following summary presents the Company’s gross written premiums based on the location of the insured risk for the twelve months ended December 31, 2025, 2024 and 2023.

	Twelve Months Ended
	December 31, 2025	December 31, 2024	December 31, 2023

	($ in millions)
Australia/Asia	$164.5	$177.8	$177.8
Europe	218.3	208.1	179.4
United Kingdom & Ireland	601.0	614.8	532.5
United States & Canada (1)	3,150.1	2,947.0	2,472.0
Worldwide excluding the United States (2)	39.0	33.4	28.8
Worldwide including the United States (3)	328.2	435.0	417.2
Other (4)	172.1	193.2	159.9
Total	$4,673.2	$4,609.3	$3,967.6
 ______________
(1)    “United States & Canada” comprises individual policies that insure risks specifically in the United States and/or Canada, but not elsewhere.
(2)    “Worldwide excluding the United States” consists of individual policies that insure global risks with the specific exclusion of the United States.
(3)    “Worldwide including the United States” consists of individual policies that insure global risks with the specific inclusion of the United States.
(4) “Other” comprises individual policies that insure risks in other countries including, but not limited to, countries in the Caribbean, South America and the Middle East.